RELATED PARTY TRANSACTIONS - Related Party balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party balances
Amounts due from related parties	¥ 698	¥ 839
Ningxia Company
Related party balances
Amounts due from related parties	251	202
Others
Related party balances
Amounts due from related parties	¥ 447	¥ 637